Condensed Statement of Income (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statement of Income (Deutsche Bank Parent) [Line Items]
Interest income, excluding dividends from subsidiaries		€ 16,326	€ 15,339	€ 14,247
Dividends received from [Abstract]
Dividends received from bank subsidiaries		2,511	1,185	1,042
Dividends received from nonbank subsidiaries		2,064	1,962	2,935
Interest expense		9,700	9,575	7,947
Net interest and dividend income		11,201	8,912	10,278
Provision for credit losses		102	675	872
Net interest and dividend income after provision for credit losses		11,099	8,237	9,406
Noninterest income [Abstract]
Commissions and fee income		3,223	3,721	4,145
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		1,436	2,789	1,791
Other income (loss)	[1]	(344)	(744)	(606)
Total noninterest income		4,315	5,766	5,330
Noninterest expenses [Abstract]
Compensation and benefits		4,921	5,123	5,137
General and administrative expenses		6,070	6,347	7,524
Services provided by (to) affiliates, net		1,670	1,426	1,263
Impairment of goodwill and other intangible assets		0	6	14
Total noninterest expenses		12,661	12,902	13,938
Income (loss) before income taxes		2,753	1,101	797
Income tax expense (benefit)		(122)	(90)	161
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 2,875	€ 1,191	€ 636

[1]	Includes net gains (losses) on financial assets mandatory at fair value through other comprehensive income (in 2017 and 2016 on financial assets available for sale) and impairments/write-ups on investments in subsidiaries.